INCOME TAX - Components of Company's income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Federal [Abstract]
Current	$ 0	$ 0
Deferred (current and non-current deferred)	(549,553)	(306,781)
State and Local [Abstract]
Current	0	0
Deferred	0	0
Change in valuation allowance	549,553	306,781
Income tax provision	0	0
US Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	251,953	251,953
State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 67,091	$ 67,091